17. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Account payables and accrued liabilities	$ 13,011	$ 6,988
Lease liabilities	380	295
Borrowings	2,062	$ 1,793	$ 4,502
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Account payables and accrued liabilities
Lease liabilities	434
Borrowings	208
Convertible bond	2,427
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Account payables and accrued liabilities
Lease liabilities	415
Borrowings	225
Convertible bond	16,555
Later Than One Year And Not Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Account payables and accrued liabilities
Lease liabilities	1,885
Borrowings	1,548
Convertible bond
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Account payables and accrued liabilities	13,011
Lease liabilities	2,995
Borrowings	2,079
Convertible bond	20,250
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Account payables and accrued liabilities	13,011
Lease liabilities	2,488
Borrowings	2,062
Convertible bond	14,619
Remainder Year [Member]
IfrsStatementLineItems [Line Items]
Account payables and accrued liabilities	13,011
Lease liabilities	261
Borrowings	98
Convertible bond	$ 1,268